STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Advertising - 0.2%
Interpublic Group of Cos., Inc.	1,131	$34,428
Omnicom Group, Inc.	563	52,269
		86,697

Aerospace & Defense - 3.2%
BWX Technologies, Inc.	25	2,394
Curtiss-Wright Corp.	19	4,815
General Dynamics Corp.	489	140,387
General Electric Co.	1,416	229,137
Hexcel Corp.	128	8,219
Howmet Aerospace, Inc.	379	25,298
Huntington Ingalls Industries, Inc.	43	11,908
L3Harris Technologies, Inc.	345	73,847
Lockheed Martin Corp.	530	246,413
Northrop Grumman Corp.	249	120,772
RTX Corp.	4,300	436,537
Textron, Inc.	391	33,075
TransDigm Group, Inc.	22	27,457
Woodward, Inc.	70	11,365
		1,371,624

Agricultural & Farm Machinery - 0.4%
AGCO Corp.	176	20,097
CNH Industrial NV	2,659	30,313
Deere & Co.	264	103,333
Toro Co.	32	2,803
		156,546

Agricultural Products & Services - 0.4%
Archer-Daniels-Midland Co.	1,597	93,680
Bunge Global SA	486	49,455
Darling Ingredients, Inc.(a)	233	9,872
Ingredion, Inc.	179	20,512
		173,519

Air Freight & Logistics - 1.2%
CH Robinson Worldwide, Inc.	324	23,004
Expeditors International of Washington, Inc.	161	17,921
FedEx Corp.	698	182,722
GXO Logistics, Inc.(a)	109	5,413
United Parcel Service, Inc. - Class B	2,052	302,629
		531,689

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Aluminum - 0.0%(b)
Alcoa Corp.	337	$11,842

Apparel Retail - 0.0%(b)
Gap, Inc.	703	14,426
Ross Stores, Inc.	49	6,348
		20,774

Apparel, Accessories & Luxury Goods - 0.2%
Capri Holdings Ltd.(a)	341	12,099
Columbia Sportswear Co.	31	2,469
Levi Strauss & Co. - Class A	218	4,626
PVH Corp.	73	7,942
Ralph Lauren Corp.	57	9,327
Tapestry, Inc.	672	26,827
Under Armour, Inc. - Class A(a)	526	3,540
Under Armour, Inc. - Class C(a)	542	3,534
VF Corp.	1,007	12,547
		82,911

Application Software - 0.1%
Altair Engineering, Inc. - Class A(a)	24	1,931
Aspen Technology, Inc.(a)	13	2,559
CCC Intelligent Solutions Holdings, Inc.(a)	185	2,076
DoubleVerify Holdings, Inc.(a)	71	2,080
Procore Technologies, Inc.(a)	8	547
Roper Technologies, Inc.	59	30,177
		39,370

Asset Management & Custody Banks - 1.4%
Affiliated Managers Group, Inc.	76	11,864
Ameriprise Financial, Inc.	68	28,002
Bank of New York Mellon Corp.	2,261	127,723
BlackRock, Inc.	167	126,024
Blackstone, Inc.	337	39,298
Blue Owl Capital, Inc. - Class A	381	7,197
Carlyle Group, Inc.	694	31,091
Franklin Resources, Inc.	948	21,652
Invesco Ltd.	1,304	18,478
KKR & Co., Inc.	343	31,923
Northern Trust Corp.	633	52,153
SEI Investments Co.	118	7,782
State Street Corp.	841	60,964

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Asset Management & Custody Banks - 1.4% (Continued)
T Rowe Price Group, Inc.	650	$71,221
TPG, Inc.	165	7,112
		642,484

Automobile Manufacturers - 1.1%
Ford Motor Co.	11,789	143,236
General Motors Co.	3,458	153,985
Rivian Automotive, Inc. - Class A(a)(c)	998	8,882
Stellantis NV	6,630	147,849
Thor Industries, Inc.	156	15,510
		469,462

Automotive Parts & Equipment - 0.2%
Aptiv PLC(a)	528	37,488
BorgWarner, Inc.	671	21,989
Gentex Corp.	326	11,182
Lear Corp.	168	21,146
		91,805

Automotive Retail - 0.2%
Advance Auto Parts, Inc.	164	11,969
AutoNation, Inc.(a)	83	13,375
CarMax, Inc.(a)	328	22,294
Lithia Motors, Inc.	80	20,350
Murphy USA, Inc.	8	3,311
Penske Automotive Group, Inc.	65	9,939
Valvoline, Inc.(a)	53	2,254
		83,492

Banks - 0.8%
Truist Financial Corp.	3,968	148,998
US Bancorp	4,575	185,883
		334,881

Beverages - 0.1%
Molson Coors Beverage Co. - Class B	515	29,489

Biotechnology - 2.4%
AbbVie, Inc.	2,973	483,529
Amgen, Inc.	796	218,056
Biogen, Inc.(a)	336	72,180
CRISPR Therapeutics AG(a)	63	3,338
Cytokinetics, Inc.(a)	262	16,066

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Biotechnology - 2.4% (Continued)
Gilead Sciences, Inc.	3,747	$244,304
Ionis Pharmaceuticals, Inc.(a)	371	15,307
Vaxcyte, Inc.(a)	32	1,938
		1,054,718

Brewers - 0.0%(b)
Boston Beer Co., Inc. - Class A(a)	2	557

Broadcasting - 0.1%
Fox Corp. - Class A	800	24,807
Fox Corp. - Class B	360	10,325
Nexstar Media Group, Inc. - Class A	81	12,965
Paramount Global - Class A	13	269
Paramount Global - Class B	1,443	16,436
		64,802

Broadline Retail - 0.2%
Dillard's, Inc. - Class A	5	2,190
eBay, Inc.	1,351	69,630
Macy's, Inc.	825	15,205
		87,025

Building Products - 0.6%
A.O. Smith Corp.	38	3,148
Allegion PLC	72	8,752
Armstrong World Industries, Inc.	36	4,136
Builders FirstSource, Inc.(a)	114	20,841
Carlisle Cos., Inc.	14	5,436
Carrier Global Corp.	551	33,881
Fortune Brands Innovations, Inc.	321	23,465
Johnson Controls International PLC	1,349	87,780
Masco Corp.	359	24,574
Owens Corning	216	36,333
UFP Industries, Inc.	56	6,311
		254,657

Cable & Satellite - 1.1%
Cable One, Inc.	11	4,332
Comcast Corp. - Class A	11,808	450,004
Liberty Media Corp.-Liberty SiriusXM(a) - Class A	207	4,980
Liberty Media Corp.-Liberty SiriusXM(a) - Class C	490	11,789
Sirius XM Holdings, Inc.	1,411	4,148
		475,253

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Cargo Ground Transportation - 0.1%
Knight-Swift Transportation Holdings, Inc.	315	$14,562
Landstar System, Inc.	17	2,965
U-Haul Holding Co.(a)	7	443
U-Haul Holding Co. - Series N	234	14,349
XPO, Inc.(a)	235	25,253
		57,572

Casinos & Gaming - 0.3%
Boyd Gaming Corp.	181	9,685
Caesars Entertainment, Inc.(a)	382	13,683
International Game Technology PLC	320	6,317
Las Vegas Sands Corp.	1,135	50,350
MGM Resorts International(a)	334	13,173
Penn Entertainment, Inc.(a)	469	7,757
Wynn Resorts Ltd.	176	16,130
		117,095

Commercial & Residential Mortgage Finance - 0.1%
Essent Group Ltd.	322	17,056
MGIC Investment Corp.	827	16,771
Radian Group, Inc.	471	14,069
UWM Holdings Corp.	77	485
		48,381

Commodity Chemicals - 0.5%
Dow, Inc.	2,091	118,978
LyondellBasell Industries NV - Class A	786	78,576
Olin Corp.	30	1,568
Westlake Corp.	33	4,863
		203,985

Communications Equipment - 1.1%
Ciena Corp.(a)	170	7,859
Cisco Systems, Inc.	9,224	433,344
F5, Inc.(a)	56	9,257
Juniper Networks, Inc.	804	27,995
Lumentum Holdings, Inc.(a)	64	2,801
		481,256

Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	539	39,692
GameStop Corp. - Class A(a)(c)	221	2,451
		42,143

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Construction & Engineering - 0.1%
AECOM	84	$7,758
EMCOR Group, Inc.	20	7,143
MasTec, Inc.(a)	179	15,876
MDU Resources Group, Inc.	548	13,536
Valmont Industries, Inc.	20	4,096
		48,409

Construction Machinery & Heavy Transportation Equipment - 1.1%
Allison Transmission Holdings, Inc.	267	19,638
Caterpillar, Inc.	402	134,497
Cummins, Inc.	423	119,493
Oshkosh Corp.	179	20,096
PACCAR, Inc.	1,480	157,043
Westinghouse Air Brake Technologies Corp.	196	31,572
		482,339

Construction Materials - 0.5%
CRH PLC	2,072	160,414

Consumer Electronics - 0.1%
Garmin Ltd.	182	26,294

Consumer Finance - 1.2%
Ally Financial, Inc.	831	31,869
American Express Co.	658	153,992
Capital One Financial Corp.	1,094	156,912
Credit Acceptance Corp.(a)	13	6,678
Discover Financial Services	694	87,951
OneMain Holdings, Inc.	341	17,770
SLM Corp.	655	13,879
SoFi Technologies, Inc.(a)(c)	2,607	17,675
Synchrony Financial	1,259	55,371
		542,097

Consumer Staples Distribution & Retail - 0.2%
Sysco Corp.	1,194	88,738

Consumer Staples Merchandise Retail - 2.3%
BJ's Wholesale Club Holdings, Inc.(a)	223	16,654
Costco Wholesale Corp.	157	113,495
Dollar General Corp.	550	76,555
Dollar Tree, Inc.(a)	236	27,907

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Consumer Staples Merchandise Retail - 2.3% (Continued)
Target Corp.	1,386	$223,118
Walmart, Inc.	9,419	559,017
		1,016,746

Copper - 0.1%
Freeport-McMoRan, Inc.	733	36,606

Data Processing & Outsourced Services - 0.1%
Concentrix Corp.	165	9,021
Genpact Ltd.	390	11,989
Maximus, Inc.	73	5,860
SS&C Technologies Holdings, Inc.	331	20,486
		47,356

Distillers & Vintners - 0.2%
Brown-Forman Corp. - Class A	1	49
Brown-Forman Corp. - Class B	93	4,450
Constellation Brands, Inc. - Class A	322	81,614
		86,113

Distributors - 0.2%
Genuine Parts Co.	325	51,094
LKQ Corp.	796	34,331
		85,425

Diversified Banks - 8.8%
Bank of America Corp.	20,928	774,544
Citigroup, Inc.	5,526	338,910
Comerica, Inc.	359	18,011
Fifth Third Bancorp	2,050	74,743
First Citizens BancShares, Inc. - Class A	18	30,362
JPMorgan Chase & Co.	8,661	1,660,659
KeyCorp	2,832	41,036
PNC Financial Services Group, Inc.	1,168	179,008
Wells Fargo & Co.	11,009	653,054
		3,770,327

Diversified Chemicals - 0.0%(b)
Huntsman Corp.	499	11,906

Diversified Financial Services - 0.2%
Corebridge Financial, Inc.	706	18,751
Equitable Holdings, Inc.	1,015	37,464

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Diversified Financial Services - 0.2% (Continued)
Voya Financial, Inc.	312	$21,266
		77,481

Drug Retail - 0.1%
Walgreens Boots Alliance, Inc.	2,110	37,410

Education Services - 0.0%(b)
Bright Horizons Family Solutions, Inc.(a)	27	2,800

Electric Utilities - 4.1%
Alliant Energy Corp.	729	36,304
American Electric Power Co., Inc.	1,567	134,809
Avangrid, Inc.	190	6,941
Duke Energy Corp.	2,417	237,494
Edison International	1,134	80,582
Entergy Corp.	634	67,629
Evergy, Inc.	661	34,669
Eversource Energy	1,018	61,711
Exelon Corp.	3,004	112,890
FirstEnergy Corp.	1,616	61,957
IDACORP, Inc.	184	17,440
NextEra Energy, Inc.	4,093	274,109
NRG Energy, Inc.	663	48,180
OGE Energy Corp.	546	18,919
PG&E Corp.	6,308	107,930
Pinnacle West Capital Corp.	340	25,041
PNM Resources, Inc.	197	7,301
Portland General Electric Co.	378	16,341
PPL Corp.	2,206	60,577
Southern Co.	3,220	236,670
Xcel Energy, Inc.	1,725	92,684
		1,740,178

Electrical Components & Equipment - 0.2%
Acuity Brands, Inc.	29	7,201
AMETEK, Inc.	18	3,144
Eaton Corp. PLC	117	37,237
Generac Holdings, Inc.(a)	1	136
Hubbell, Inc.	10	3,705
nVent Electric PLC	63	4,540
Regal Rexnord Corp.	121	19,526
Sensata Technologies Holding PLC	422	16,167
Sunrun, Inc.(a)	363	3,735
		95,391

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Electrical Equipment - 0.3%
Emerson Electric Co.	1,035	$111,552

Electronic Components - 0.2%
Coherent Corp.(a)	322	17,591
Corning, Inc.	2,289	76,406
Littelfuse, Inc.	1	231
		94,228

Electronic Equipment & Instruments - 0.1%
Crane NXT Co.	112	6,811
Teledyne Technologies, Inc.(a)	19	7,248
Trimble, Inc.(a)	81	4,866
Vontier Corp.	208	8,450
Zebra Technologies Corp. - Class A(a)	1	315
		27,690

Electronic Manufacturing Services - 0.3%
Flex Ltd.(a)	1,283	36,758
IPG Photonics Corp.(a)	13	1,092
Jabil, Inc.	184	21,594
TE Connectivity Ltd.	469	66,354
		125,798

Energy Equipment & Services - 0.2%
Schlumberger NV	1,267	60,157
Transocean Ltd.(a)	2,130	11,119
		71,276

Entertainment - 0.1%
Warner Bros Discovery, Inc.(a)	6,736	49,577

Environmental & Facilities Services - 0.1%
Republic Services, Inc.	28	5,368
Stericycle, Inc.(a)	179	8,007
Waste Management, Inc.	103	21,425
		34,800

Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings, Inc.	74	5,844
Corteva, Inc.	555	30,042
FMC Corp.	360	21,244
Mosaic Co.	976	30,637
Scotts Miracle-Gro Co.	162	11,103
		98,870

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Financial Exchanges & Data - 0.5%
CME Group, Inc.	782	$163,938
Intercontinental Exchange, Inc.	356	45,839
Nasdaq, Inc.	331	19,810
		229,587

Food Distributors - 0.1%
Performance Food Group Co.(a)	481	32,651
US Foods Holding Corp.(a)	625	31,406
		64,057

Food Products - 0.1%
Kellanova	792	45,826
Lamb Weston Holdings, Inc.	1	83
Post Holdings, Inc.(a)	115	12,207
		58,116

Food Retail - 0.3%
Albertsons Cos., Inc. - Class A	936	19,094
Casey's General Stores, Inc.	32	10,227
Kroger Co.	1,954	108,212
		137,533

Footwear - 0.0%(b)
Crocs, Inc.(a)	36	4,477
Skechers USA, Inc. - Class A(a)	194	12,814
		17,291

Gas Utilities - 0.2%
Atmos Energy Corp.	481	56,710
National Fuel Gas Co.	220	11,682
UGI Corp.	631	16,128
		84,520

Ground Transportation - 0.1%
CSX Corp.	1,785	59,298

Health Care Distributors - 1.0%
Cardinal Health, Inc.	717	73,880
Cencora, Inc.	503	120,242
Henry Schein, Inc.(a)	239	16,558
McKesson Corp.	398	213,809
		424,489

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Health Care Equipment - 1.0%
Baxter International, Inc.	1,496	$60,393
Envista Holdings Corp.(a)	504	9,919
GE HealthCare Technologies, Inc.	158	12,046
Globus Medical, Inc. - Class A(a)	1	50
Hologic, Inc.(a)	223	16,896
Integra LifeSciences Holdings Corp.(a)	74	2,159
Medtronic PLC	3,791	304,189
QuidelOrtho Corp.(a)	4	162
Steris PLC	1	205
		406,019

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	524	55,528
Becton Dickinson & Co.	318	74,602
Teleflex, Inc.	37	7,724
Zimmer Biomet Holdings, Inc.	434	52,202
		190,056

Health Care Facilities - 0.5%
Acadia Healthcare Co., Inc.(a)	79	5,841
Encompass Health Corp.	224	18,677
HCA Healthcare, Inc.	384	118,971
Tenet Healthcare Corp.(a)	338	37,954
Universal Health Services, Inc. - Class B	160	27,269
		208,712

Health Care Providers & Services - 0.1%
Laboratory Corp. of America Holdings	240	48,329

Health Care Services - 1.5%
CVS Health Corp.	3,839	259,939
DaVita, Inc.(a)	84	11,677
Quest Diagnostics, Inc.	285	39,381
R1 RCM, Inc.(a)	270	3,318
The Cigna Group	889	317,409
		631,724

Health Care Supplies - 0.1%
Cooper Cos., Inc.	21	1,870
Dentsply Sirona, Inc.	388	11,644
Solventum Corp.(a)	397	25,809
		39,323

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Health Care Technology - 0.0%(b)
Doximity, Inc. - Class A(a)	1	$24

Heavy Electrical Equipment - 0.1%
GE Vernova, Inc.(a)	348	53,491

Home Furnishings - 0.1%
Leggett & Platt, Inc.	360	6,505
Mohawk Industries, Inc.(a)	161	18,567
		25,072

Home Improvement Retail - 1.1%
Home Depot, Inc.	859	287,095
Lowe's Cos., Inc.	814	185,584
		472,679

Homebuilding - 0.7%
DR Horton, Inc.	511	72,812
Lennar Corp. - Class A	683	103,557
Lennar Corp. - Class B	18	2,527
NVR, Inc.(a)	3	22,317
PulteGroup, Inc.	607	67,632
Toll Brothers, Inc.	322	38,353
		307,198

Homefurnishing Retail - 0.1%
RH(a)	18	4,447
Wayfair, Inc. - Class A(a)	240	12,036
Williams-Sonoma, Inc.	90	25,810
		42,293

Hotels, Resorts & Cruise Lines - 0.3%
Choice Hotels International, Inc.	1	118
Expedia Group, Inc.(a)	21	2,827
Marriott Vacations Worldwide Corp.	76	7,304
Norwegian Cruise Line Holdings Ltd.(a)	1,310	24,785
Royal Caribbean Cruises Ltd.(a)	424	59,203
Travel + Leisure Co.	191	8,316
Wyndham Hotels & Resorts, Inc.	161	11,836
		114,389

Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.(a)	3,000	44,460
Starbucks Corp.	549	48,581
		93,041

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Household Appliances - 0.0%(b)
Whirlpool Corp.	161	$15,272

Household Products - 1.7%
Church & Dwight Co., Inc.	121	13,055
Clorox Co.	294	43,474
Colgate-Palmolive Co.	1,196	109,936
Kimberly-Clark Corp.	845	115,368
Procter & Gamble Co.	2,661	434,275
Reynolds Consumer Products, Inc.	244	6,986
		723,094

Housewares & Specialties - 0.0%(b)
Newell Brands, Inc.	1,167	9,266

Human Resource & Employment Services - 0.1%
ManpowerGroup, Inc.	114	8,601
Robert Half, Inc.	195	13,483
		22,084

Independent Power Producers & Energy Traders - 0.1%
AES Corp.	1,945	34,816
Vistra Corp.	50	3,792
		38,608

Industrial Conglomerates - 0.7%
3M Co.	1,638	158,083
Honeywell International, Inc.	794	153,028
		311,111

Industrial Gases - 0.1%
Air Products and Chemicals, Inc.	177	41,832

Industrial Machinery & Supplies & Components - 0.6%
Crane Co.	17	2,380
Donaldson Co., Inc.	99	7,148
Flowserve Corp.	182	8,583
Fortive Corp.	487	36,656
Gates Industrial Corp. PLC(a)	494	8,704
IDEX Corp.	1	220
Illinois Tool Works, Inc.	178	43,452
ITT, Inc.	51	6,596
Middleby Corp.(a)	46	6,393
Otis Worldwide Corp.	249	22,709
Parker-Hannifin Corp.	12	6,539

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 0.6% (Continued)
Pentair PLC	98	$7,751
Snap-on, Inc.	106	28,404
Stanley Black & Decker, Inc.	427	39,028
Timken Co.	184	16,416
Xylem, Inc./NY	220	28,754
		269,733

Insurance - 0.4%
Aflac, Inc.	1,737	145,300
Markel Group, Inc.(a)	27	39,377
		184,677

Insurance Brokers - 0.1%
Aon PLC - Class A	91	25,663
Marsh & McLennan Cos., Inc.	22	4,387
Willis Towers Watson PLC	118	29,634
		59,684

Integrated Oil & Gas - 5.5%
Chevron Corp.	5,346	862,149
Exxon Mobil Corp.	11,782	1,393,457
Occidental Petroleum Corp.	1,457	96,366
		2,351,972

Integrated Telecommunication Services - 1.9%
AT&T, Inc.	21,470	362,628
Frontier Communications Parent, Inc.(a)	692	16,013
Verizon Communications, Inc.	11,622	458,953
		837,594

Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	188	23,842
Roblox Corp. - Class A(a)	1	36
Take-Two Interactive Software, Inc.(a)	101	14,424
		38,302

Interactive Media & Services - 0.1%
IAC, Inc.(a)	108	5,136
Match Group, Inc.(a)	632	19,479
Ziff Davis, Inc.(a)	92	4,610
		29,225

Internet Services & Infrastructure - 0.0%(b)
Akamai Technologies, Inc.(a)	18	1,817

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Investment Banking & Brokerage - 2.2%
Charles Schwab Corp.	1,302	$96,283
Evercore, Inc. - Class A	41	7,442
Goldman Sachs Group, Inc.	939	400,680
Interactive Brokers Group, Inc. - Class A	113	13,009
Jefferies Financial Group, Inc.	384	16,535
Lazard, Inc.	323	12,436
Morgan Stanley	3,744	340,104
Raymond James Financial, Inc.	156	19,032
Robinhood Markets, Inc. - Class A(a)	237	3,908
Stifel Financial Corp.	339	27,093
		936,522

IT Consulting & Other Services - 1.2%
Amdocs Ltd.	212	17,806
Cognizant Technology Solutions Corp. - Class A	837	54,974
DXC Technology Co.(a)	629	12,259
International Business Machines Corp.	2,766	459,710
		544,749

Leisure Facilities - 0.0%(b)
Vail Resorts, Inc.	23	4,356

Leisure Products - 0.1%
Brunswick Corp.	108	8,709
Hasbro, Inc.	412	25,256
Mattel, Inc.(a)	159	2,913
Polaris, Inc.	169	14,392
		51,270

Life & Health Insurance - 0.8%
Globe Life, Inc.	227	17,291
Lincoln National Corp.	485	13,226
MetLife, Inc.	1,833	130,290
Primerica, Inc.	49	10,381
Principal Financial Group, Inc.	685	54,211
Prudential Financial, Inc.	1,057	116,777
Unum Group	496	25,147
		367,323

Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. - Class A(a)	20	5,395
ICON PLC(a)	30	8,936

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Life Sciences Tools & Services - 0.1% (Continued)
Illumina, Inc.(a)	348	$42,822
Revvity, Inc.	73	7,480
		64,633

Machinery - 0.0%(b)
Dover Corp.	110	19,723

Managed Health Care - 1.8%
Centene Corp.(a)	1,588	116,019
Elevance Health, Inc.	509	269,047
HealthEquity, Inc.(a)	14	1,105
Humana, Inc.	276	83,377
Molina Healthcare, Inc.(a)	62	21,210
UnitedHealth Group, Inc.	590	285,383
		776,141

Media - 0.1%
Charter Communications, Inc. - Class A(a)	186	47,605

Metal, Glass & Plastic Containers - 0.2%
AptarGroup, Inc.	106	15,304
Ball Corp.	478	33,255
Berry Global Group, Inc.	335	18,974
Crown Holdings, Inc.	261	21,420
		88,953

Metals & Mining - 0.3%
Newmont Corp.	3,458	140,533
Royal Gold, Inc.	1	120
		140,653

Motorcycle Manufacturers - 0.0%(b)
Harley-Davidson, Inc.	359	12,346

Movies & Entertainment - 0.9%
Endeavor Group Holdings, Inc. - Class A	315	8,319
Liberty Media Corp.-Liberty Live - Class A(a)	1	36
Liberty Media Corp.-Liberty Live - Class C(a)	1	37
Madison Square Garden Sports Corp.(a)	17	3,161
Roku, Inc.(a)	226	13,031
TKO Group Holdings, Inc.	52	4,923
Walt Disney Co.	3,379	375,407
		404,914

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Multi-line Insurance - 0.4%
American International Group, Inc.	2,091	$157,473
Assurant, Inc.	162	28,253
		185,726

Multi-Sector Holdings - 1.3%
Berkshire Hathaway, Inc. - Class B(a)	1,419	562,960

Multi-Utilities - 1.9%
Ameren Corp.	786	58,062
Black Hills Corp.	179	9,827
CenterPoint Energy, Inc.	1,896	55,249
CMS Energy Corp.	853	51,700
Consolidated Edison, Inc.	1,015	95,816
Dominion Energy, Inc.	2,526	128,775
DTE Energy Co.	526	58,028
NiSource, Inc.	1,260	35,104
Public Service Enterprise Group, Inc.	1,460	100,857
Sempra	1,889	135,310
WEC Energy Group, Inc.	885	73,136
		801,864

Office Services & Supplies - 0.0%(b)
MSA Safety, Inc.	44	7,938

Oil & Gas Equipment & Services - 0.4%
Baker Hughes Co.	3,029	98,807
ChampionX Corp.	192	6,445
Halliburton Co.	1,818	68,120
NOV, Inc.	186	3,439
		176,811

Oil & Gas Exploration & Production - 2.8%
Antero Resources Corp.(a)	673	22,889
APA Corp.	1,112	34,961
Chesapeake Energy Corp.(c)	354	31,818
Chord Energy Corp.	103	18,229
ConocoPhillips	2,199	276,238
Coterra Energy, Inc.	2,218	60,684
Diamondback Energy, Inc.	522	104,990
EOG Resources, Inc.	1,753	231,624
EQT Corp.	1,254	50,273
Marathon Oil Corp.	1,747	46,907
Matador Resources Co.	323	20,123
Murphy Oil Corp.	474	21,159

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 2.8% (Continued)
Ovintiv, Inc.	807	$41,415
Pioneer Natural Resources Co.	679	182,868
Range Resources Corp.	672	24,132
Southwestern Energy Co.(a)	3,321	24,874
		1,193,184

Oil & Gas Refining & Marketing - 1.4%
HF Sinclair Corp.	481	26,094
Marathon Petroleum Corp.	1,173	213,158
PBF Energy, Inc. - Class A	329	17,526
Phillips 66	1,314	188,178
Valero Energy Corp.	1,005	160,669
		605,625

Oil & Gas Storage & Transportation - 1.0%
Cheniere Energy, Inc.	171	26,987
DT Midstream, Inc.	318	19,780
Kinder Morgan, Inc.	5,824	106,463
ONEOK, Inc.	1,756	138,934
Williams Cos., Inc.	3,436	131,805
		423,969

Oil, Gas & Consumable Fuels - 0.2%
Devon Energy Corp.	1,913	97,907

Other Specialty Retail - 0.2%
Bath & Body Works, Inc.	654	29,705
Dick's Sporting Goods, Inc.	169	33,958
Tractor Supply Co.	45	12,289
		75,952

Packaged Foods & Meats - 1.3%
Campbell Soup Co.	710	32,454
Conagra Brands, Inc.	1,423	43,800
Flowers Foods, Inc.	511	12,744
General Mills, Inc.	1,626	114,568
Hershey Co.	100	19,392
Hormel Foods Corp.	843	29,977
J M Smucker Co.	319	36,637
Kraft Heinz Co.	2,375	91,699
Lancaster Colony Corp.	14	2,671
McCormick & Co., Inc.	396	30,120
Mondelez International, Inc. - Class A	1,574	113,234

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 1.3% (Continued)
Pilgrim's Pride Corp.(a)	72	$2,593
Seaboard Corp.	1	3,310
Tyson Foods, Inc. - Class A	823	49,915
		583,114

Paper & Plastic Packaging Products & Materials - 0.5%
Amcor PLC	4,403	39,363
Avery Dennison Corp.	51	11,081
Graphic Packaging Holding Co.	837	21,636
International Paper Co.	1,000	34,940
Packaging Corp. of America	212	36,673
Sealed Air Corp.	370	11,648
Sonoco Products Co.	263	14,741
Westrock Co.	739	35,442
		205,524

Passenger Airlines - 0.1%
Alaska Air Group, Inc.(a)	54	2,323
American Airlines Group, Inc.(a)	486	6,566
Delta Air Lines, Inc.	481	24,084
Southwest Airlines Co.	394	10,220
United Airlines Holdings, Inc.(a)	208	10,704
		53,897

Passenger Ground Transportation - 0.0%(b)
Avis Budget Group, Inc.	31	2,959
Grab Holdings Ltd. - Class A(a)	1	4
		2,963

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	142	20,833
Kenvue, Inc.	2,028	38,167
		59,000

Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	6,266	275,328
Catalent, Inc.(a)	49	2,737
Elanco Animal Health, Inc.(a)	1,196	15,739
Jazz Pharmaceuticals PLC(a)	161	17,831
Johnson & Johnson	5,242	757,941
Merck & Co., Inc.	4,061	524,762
Organon & Co.	844	15,707

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Pharmaceuticals - 5.0% (Continued)
Perrigo Co. PLC	388	$12,672
Pfizer, Inc.	16,956	434,413
Royalty Pharma PLC - Class A	1,134	31,412
Viatris, Inc.	3,626	41,953
		2,130,495

Professional Services - 0.1%
Paychex, Inc.	217	25,782

Property & Casualty Insurance - 2.3%
Allstate Corp.	696	118,362
American Financial Group, Inc.	187	23,889
Arch Capital Group Ltd.(a)	881	82,409
Axis Capital Holdings Ltd.	200	12,266
Chubb Ltd.	1,025	254,856
Cincinnati Financial Corp.	474	54,837
Fidelity National Financial, Inc.	784	38,808
First American Financial Corp.	324	17,357
Hanover Insurance Group, Inc.	92	11,943
Hartford Financial Services Group, Inc.	877	84,973
Loews Corp.	526	39,529
Old Republic International Corp.	802	23,948
RLI Corp.	18	2,544
Selective Insurance Group, Inc.	105	10,673
Travelers Cos., Inc.	671	142,359
W R Berkley Corp.	426	32,789
		951,542

Publishing - 0.1%
News Corp. - Class A	729	17,350
News Corp. - Class B	256	6,282
		23,632

Rail Transportation - 0.4%
Norfolk Southern Corp.	353	81,303
Union Pacific Corp.	350	83,006
		164,309

Real Estate Development - 0.0%(b)
Howard Hughes Holdings, Inc.(a)	23	1,499

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A(a)	104	$9,037
Jones Lang LaSalle, Inc.(a)	172	31,080
		40,117

Regional Banks - 1.1%
Bank OZK	324	14,467
BOK Financial Corp.	40	3,549
Citizens Financial Group, Inc.	1,322	45,093
Commerce Bancshares, Inc.	220	12,030
Cullen/Frost Bankers, Inc.	169	17,633
East West Bancorp, Inc.	474	35,308
First Financial Bankshares, Inc.	186	5,498
First Horizon Corp.	1,741	25,976
Huntington Bancshares, Inc.	4,288	57,759
M&T Bank Corp.	485	70,029
New York Community Bancorp, Inc.	2,519	6,675
Pinnacle Financial Partners, Inc.	197	15,110
Popular, Inc.	187	15,893
Prosperity Bancshares, Inc.	245	15,183
Regions Financial Corp.	2,847	54,862
SouthState Corp.	196	14,837
Synovus Financial Corp.	373	13,350
TFS Financial Corp.	158	1,898
United Bankshares, Inc.	363	11,783
Webster Financial Corp.	498	21,827
Western Alliance Bancorp	315	17,901
Wintrust Financial Corp.	170	16,429
Zions Bancorp NA	384	15,660
		508,750

Reinsurance - 0.3%
Everest Group Ltd.	120	43,969
Reinsurance Group of America, Inc.	189	35,341
RenaissanceRe Holdings Ltd.	168	36,834
		116,144

Renewable Electricity - 0.0%(b)
Clearway Energy, Inc. - Class A	54	1,172
Clearway Energy, Inc. - Class C	208	4,863
		6,035

Research & Consulting Services - 0.2%
CACI International, Inc. - Class A(a)	21	8,447
Clarivate PLC(a)	54	365

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Research & Consulting Services - 0.2% (Continued)
Dun & Bradstreet Holdings, Inc.	215	$1,957
Jacobs Solutions, Inc.	209	29,998
KBR, Inc.	84	5,455
Leidos Holdings, Inc.	223	31,268
Parsons Corp.(a)	1	79
Science Applications International Corp.	86	11,068
		88,637

Restaurants - 0.7%
Aramark	783	24,672
Darden Restaurants, Inc.	160	24,546
Domino's Pizza, Inc.	6	3,176
DoorDash, Inc. - Class A(a)	519	67,085
McDonald's Corp.	589	160,820
Wendy's Co.	347	6,937
Yum! Brands, Inc.	83	11,724
		298,960

Semiconductor Materials & Equipment - 0.0%(b)
Amkor Technology, Inc.	180	5,823
MKS Instruments, Inc.	27	3,212
		9,035

Semiconductors - 2.0%
Cirrus Logic, Inc.(a)	9	797
Intel Corp.	12,701	387,000
Microchip Technology, Inc.	1	92
Micron Technology, Inc.	3,135	354,130
Qualcomm, Inc.	328	54,399
Synaptics, Inc.(a)	18	1,619
Texas Instruments, Inc.	477	84,152
Wolfspeed, Inc.(a)	1	27
		882,216

Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.	144	28,888
Skyworks Solutions, Inc.	367	39,118
		68,006

Soft Drinks & Non-alcoholic Beverages - 1.4%
Coca-Cola Co.	4,776	295,013
Coca-Cola Consolidated, Inc.	1	826

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 1.4% (Continued)
Keurig Dr Pepper, Inc.	1,933	$65,142
PepsiCo, Inc.	1,427	251,024
		612,005

Specialized Consumer Services - 0.1%
ADT, Inc.	978	6,357
H&R Block, Inc.	346	16,342
Service Corp. International	116	8,318
		31,017

Specialty Chemicals - 0.7%
Albemarle Corp.	296	35,612
Ashland, Inc.	54	5,148
Axalta Coating Systems Ltd.(a)	208	6,540
Celanese Corp.	213	32,719
DuPont de Nemours, Inc.	712	51,620
Eastman Chemical Co.	338	31,921
Ecolab, Inc.	45	10,177
International Flavors & Fragrances, Inc.	790	66,873
PPG Industries, Inc.	330	42,570
RPM International, Inc.	76	8,125
		291,305

Steel - 0.7%
Cleveland-Cliffs, Inc.(a)	1,339	22,629
Commercial Metals Co.	336	18,057
Nucor Corp.	746	125,723
Reliance, Inc.	129	36,729
Steel Dynamics, Inc.	482	62,718
United States Steel Corp.	546	19,929
		285,785

Systems Software - 0.0%(b)
Dolby Laboratories, Inc. - Class A	42	3,262
Gen Digital, Inc.	518	10,432
		13,694

Technology Distributors - 0.1%
Arrow Electronics, Inc.(a)	163	20,810
TD Synnex Corp.	161	18,972
		39,782

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 0.9%
Dell Technologies, Inc. - Class C	712	$88,743
Hewlett Packard Enterprise Co.	3,922	66,674
HP, Inc.	2,818	79,158
NetApp, Inc.	246	25,144
Seagate Technology Holdings PLC	517	44,415
Western Digital Corp.(a)	960	67,997
		372,131

Tobacco - 1.6%
Altria Group, Inc.	5,314	232,806
Philip Morris International, Inc.	4,715	447,642
		680,448

Trading Companies & Distributors - 0.4%
AerCap Holdings NV(a)	627	52,975
Air Lease Corp.	322	16,177
Applied Industrial Technologies, Inc.	21	3,848
Core & Main, Inc. - Class A(a)	186	10,503
Fastenal Co.	171	11,618
Ferguson PLC	191	40,091
MSC Industrial Direct Co., Inc. - Class A	156	14,233
United Rentals, Inc.	35	23,380
WESCO International, Inc.	176	26,885
		199,710

Transaction & Payment Processing Services - 0.5%
Euronet Worldwide, Inc.(a)	65	6,674
Fidelity National Information Services, Inc.	1,761	119,608
Global Payments, Inc.	312	38,304
PayPal Holdings, Inc.(a)	522	35,454
Western Union Co.	1,117	15,012
		215,052

Water Utilities - 0.1%
American Water Works Co., Inc.	321	39,265
Essential Utilities, Inc.	424	15,510
		54,775

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.	912	149,723
TOTAL COMMON STOCKS (Cost $39,376,793)		41,381,570

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 3.6%	Shares	Value
AGNC Investment Corp.	2,256	$20,642
Agree Realty Corp.	263	15,049
Alexandria Real Estate Equities, Inc.	508	58,863
American Homes 4 Rent - Class A	89	3,186
American Tower Corp.	91	15,612
Americold Realty Trust, Inc.	836	18,367
Annaly Capital Management, Inc.	1,460	27,360
Apartment Income REIT Corp.	389	14,930
AvalonBay Communities, Inc.	200	37,913
Blackstone Mortgage Trust, Inc. - Class A(c)	486	8,573
Boston Properties, Inc.	488	30,202
Brixmor Property Group, Inc.	839	18,542
Camden Property Trust	92	9,171
Cousins Properties, Inc.	393	9,015
Crown Castle, Inc.	635	59,550
CubeSmart	314	12,698
Digital Realty Trust, Inc.	212	29,421
EastGroup Properties, Inc.	5	777
Equity LifeStyle Properties, Inc.	17	1,025
Equity Residential	944	60,793
Essex Property Trust, Inc.	110	27,088
Extra Space Storage, Inc.	264	35,450
Federal Realty Investment Trust	175	18,230
First Industrial Realty Trust, Inc.	24	1,090
Gaming and Leisure Properties, Inc.	732	31,278
Healthcare Realty Trust, Inc.	1,131	16,094
Healthpeak Properties, Inc.	2,098	39,044
Host Hotels & Resorts, Inc.	1,975	37,268
Invitation Homes, Inc.	322	11,012
Iron Mountain, Inc.	178	13,799
Kilroy Realty Corp.	340	11,492
Kimco Realty Corp.	1,955	36,422
Lamar Advertising Co. - Class A	170	19,695
Mid-America Apartment Communities, Inc.	180	23,400
National Storage Affiliates Trust	72	2,523
NNN Reit, Inc.	503	20,387
Omega Healthcare Investors, Inc.	675	20,527
Prologis, Inc.	41	4,184
Public Storage	131	33,988
Rayonier, Inc.	193	5,724
Realty Income Corp.	2,509	134,331
Regency Centers Corp.	376	22,267
Rexford Industrial Realty, Inc.	1	43
Rithm Capital Corp.	1,473	16,380

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 3.6%	Shares	Value
Ryman Hospitality Properties, Inc.	52	$5,485
Simon Property Group, Inc.	945	132,801
STAG Industrial, Inc.	315	10,833
Starwood Property Trust, Inc.	848	16,087
Sun Communities, Inc.	58	6,457
UDR, Inc.	547	20,830
Ventas, Inc.	1,297	57,431
VICI Properties, Inc.	3,140	89,646
Vornado Realty Trust	182	4,737
Welltower, Inc.	1,050	100,045
Weyerhaeuser Co.	1,678	50,625
WP Carey, Inc.	634	34,769
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,577,851)		1,563,151

SHORT-TERM INVESTMENTS - 0.4%
Investments Purchased with Proceeds from Securities Lending - 0.1%
First American Government Obligations Fund - Class X, 5.23%(d)	61,089	61,089

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23%(d)	111,806	111,806
TOTAL SHORT-TERM INVESTMENTS (Cost $172,895)		172,895

TOTAL INVESTMENTS - 99.6% (Cost $41,127,539)		$43,117,616
Other Assets in Excess of Liabilities - 0.4%		167,324
TOTAL NET ASSETS - 100.0%		$43,284,940

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of April 30, 2024. The total market value of these securities was $57,369 which represented 0.1% of net assets.
(d)	The rate shown represents the 7-day effective yield as of April 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services

STRIVE 1000 VALUE ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

STRIVE 1000 VALUE ETF

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of April 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$41,381,570	$—	$—	$41,381,570
Real Estate Investment Trusts	1,563,151	—	—	1,563,151
Investments Purchased with Proceeds from Securities Lending	61,089	—	—	61,089
Money Market Funds	111,806	—	—	111,806
Total Investments in Securities	$43,117,616	$—	$—	$43,117,616
Refer to the Schedule of Investments for industry classifications.
During the fiscal period ended April 30, 2024, the Strive 1000 Value ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.